As filed with the U.S. Securities and Exchange Commission on October 28, 2026

File No. 333-271700

File No. 811-23872

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 577	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 579	☒

Themes ETF Trust

(Exact Name of Registrant as Specified in Charter)

34 East Putnam Avenue, Suite 112

Greenwich, CT 06830

(Address of Principal Executive Offices, Zip Code)

(646) 206-1788

(Registrant’s Telephone Number, including Area Code)

Jose C. Gonzalez

34 East Putnam Avenue, Suite 112

Greenwich, CT 06830

(Name and Address of Agent for Service)

Copy to:

Karen Aspinall, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Karen.Aspinall@Practus.com

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	On November 27, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ________________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of Post-Effective Amendment No. 133 (the “Amendment”) to the Registrant’s Registration Statement (filed on February 27, 2026) with respect to 10 of its proposed series (Leverage Shares 3X Long IREN Daily ETF, Leverage Shares 3X Long QBTS Daily ETF, Leverage Shares 3X Long TSM Daily ETF, Leverage Shares 3X Long OKLO Daily ETF, Leverage Shares 3X Long SNDK Daily ETF, Leverage Shares 3X Long ASTS Daily ETF, Leverage Shares 3X Long LITE Daily ETF, Leverage Shares 3X Long WDC Daily ETF, Leverage Shares 3X Long MU Daily ETF, and Leverage Shares 3X Long SMCI Daily ETF) until November 27, 2026. Parts A and B of the Amendment are incorporated by reference herein. This amendment also incorporates by reference the information contained in Part C of Post-Effective Amendment No. 571 to the Registrant’s Registration Statement, which was filed on October 27, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 577 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwich, State of Connecticut, on this 28th day of October, 2026.

THEMES ETF TRUST

By:	/s/ Jose C. Gonzalez
Jose C. Gonzalez
Trustee and President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on October 28, 2026.

Signature	Title

/s/ Jose C. Gonzalez	Trustee and President
Jose C. Gonzalez	(Principal Executive Officer)

/s/ Dobromir Kamburov	Treasurer
Dobromir Kamburov	(Principal Financial Officer and Principal Accounting Officer)

/s/ Sanjay R. Bharwani	Trustee
Sanjay R. Bharwani*

/s/ Neil Fleming	Trustee
Neil Fleming*

/s/ Tracy N. Packwood	Trustee
Tracy N. Packwood*

*By:	/s/ Jose C. Gonzalez
Jose C. Gonzalez

Attorney-in-Fact pursuant to Powers of Attorney previously filed with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on November 9, 2023.

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